Average headcount and number of branches - Schedule of number of branches (Details) - office	Jun. 30, 2026	Dec. 31, 2025
Disclosure of geographical areas [line items]
Number of offices	6,496	6,765
Assets and liabilities classified as held for sale | Poland
Disclosure of geographical areas [line items]
Number of offices		359
Spain
Disclosure of geographical areas [line items]
Number of offices	1,499	1,674
Group
Disclosure of geographical areas [line items]
Number of offices	4,997	5,091